Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, authorized	2,000,000	2,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	57,886,352	41,204,025
Ordinary shares, outstanding	57,886,352	41,204,025